Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentrations and Risks

During the years ended March 31, 2025, 2024 and 2023, there was one, nil and nil customer generated revenue which accounted for over 10% of the total revenue generated for that year, respectively.

	As of March 31,
	2023	2024	2025
Customer D	9.7%	4.5%	10.4%

As of March 31, 2025 and 2024, there were one and one customer which accounted for over 10% of the total consolidated accounts receivable, respectively. The details are as follows:

	As of March 31,
	2024	2025
Customer C	24%	11%
Customer D	0%	4%

For the years ended March 31, 2025, 2024 and 2023, there were two, three and four suppliers which accounted for over 10% of the total purchases, respectively. The details are as follows:

	As of March 31,
	2023	2024	2025
Supplier A	11%	8%	4%
Supplier B	22%	20%	14%
Supplier C#	24%	29%	29%
Supplier D#	10%	2%	8%
Supplier E	5%	11%	6%

#	Those suppliers are related to the Company
	As of March 31,
	2024	2025
Supplier A	7%	5%
Supplier B	13%	7%
Supplier C#	32%	41%
Supplier D#	9%	10%
Supplier E	17%	1%

Schedule of Investment in Marketable Debt Securities

Investment in marketable debt securities measured at fair value are classified in accordance with a valuation hierarchy that reflects the significance of the inputs used in determining their fair value, as per ASC 820 Fair Value Measurement as below:

	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	USD	USD	USD	USD
March 31, 2024
Investment in marketable debt securities	2,275	2,275	—	—
Total investment in marketable debt securities	2,275	2,275	—	—

	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	USD	USD	USD	USD
March 31, 2025
Investment in marketable debt securities	2,220	2,220	—	—
Total investment in marketable debt securities	2,220	2,220	—	—

Schedule of Estimated Useful Lives at the Annual Rate

Property, plant and equipment is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives at the annual rate as follows:

Estimated depreciation rate
Building	2-20%
Plant and machinery	13-20%
Furniture and fixtures	13-20%
Motor vehicles	13-20%
Leasehold improvement	Lesser of the lease term or estimated useful lives of the assets

Schedule of Revenues by Sales Term

Revenues by sales term

	For the year ended March 31,
	2023	2024	2025
	USD	USD	USD
CIF	154,702	141,728	259,423
CNF/CFR	3,373,730	751,136	844,234
EX WORK	31,912,608	22,159,531	32,176,323
DAP	865,744	2,382,159	3,847,963
FOB	1,985,613	2,944,115	1,947,147
Total Revenues	38,292,397	28,378,669	39,075,090

Schedule of Revenues by Sales Term

Revenues by product categories

	For the year ended March 31,
	2023	2024	2025
	USD	USD	USD
Heat Transfers	26,351,727	20,214,664	28,483,272
Fabrics	5,036,939	3,334,810	3,077,104
Woven Labels and Tapes	1,671,058	975,868	2,587,543
Sewing Badges	1,259,289	757,465	1,286,086
Piping	672,075	446,701	544,141
Zipper Pullers	657,601	451,703	637,400
Drawcords	176,751	185,683	342,167
Non-Reflective Film	—	898,252	790,488
Others	2,466,957	1,113,523	1,326,889
Total Revenues	38,292,397	28,378,669	39,075,090

Schedule of Revenue by Geographic Areas

Revenue by geographic areas

	For the year ended March 31,
	2023	2024	2025
	USD	USD	USD
Asia (excluded Hong Kong and China)	13,618,640	12,481,669	9,129,165
Hong Kong	12,536,891	8,117,692	9,718,300
China	3,900,174	2,770,967	7,758,825
Non-Asia	8,236,692	5,008,341	12,468,800
	38,292,397	28,378,669	39,075,090